COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies Disclosure Abstract
COMMITMENTS AND CONTINGENCIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

At December 31, 2022, the Company had compensation agreements with its President / Chief Executive Officer, and Chief Financial Officer.

Corporate Advisory Agreement

In August 2021, the Company entered into an agreement with an Investment Opportunity Provider (IOP). The IOP has been engaged as an exclusive financial advisor in connection with a proposed transaction involving the creation of a ZIVO Photobioreactor Facility (“Phase 1”) and additional Photobioreactor Facilities (“Phase 3”). The Company has agreed to pay the IOP, upon the completion of Phase 1, a fee of 6% of the aggregate value of the transaction (50% in cash, and 50% in equity) and upon the completion of Phase 3, a fee of 3% of the aggregate value of the transaction in cash. As of December 31, 2022, in connection with this agreement, no successful transactions have taken place.

Investor / Public Relations

On February 15, 2021, the Company signed a consulting agreement with CorProminence, LLC (dba COREir) to provide us with investor relations and public relations services. The COREir agreement includes a provision to issue to COREir on the four (4) month anniversary of the effective date, or as soon thereafter as is practically possible, 10,000 authorized restricted shares of common stock of the Company, of which 5,000 shares shall vest immediately upon receipt, 2,500 shall vest on the eight (8) month anniversary of the contract effective date and 2,500 shares shall vest on the twelve (12) month anniversary of the effective date of the COREir agreement. In addition, the agreement requires the Company to pay COREir $15,000 per month, plus out of pocket expenses, for their consulting services.

On October 15, 2021, the Company, per its consulting agreement with CorProminence, LLC (dba COREir), issued 2,500 shares of common stock to CorProminence, LLC. The shares were valued on October 15, 2021, at $4.15 per share for a total expense in the aggregate of $10,375. On October 31, 2021, the Company informed CorProminence LLC that it was immediately terminating the consulting agreement. Under the termination clause of the agreement, the Company may be liable for an additional 2,500 shares to be issued to CorProminence.

Legal Contingencies

On April 13, 2022, AEGLE Partners, 2 LLC (“AEGLE”) initiated an arbitration in Michigan against the Company with the American Arbitration Association. AEGLE asserted claims related to a certain Supply Chain Consulting Agreement entered into between AEGLE and the Company in 2019 (as amended from time to time, the “Agreement”), and a disagreement between AEGLE and the Company regarding whether AEGLE is entitled to payment of certain fees and warrants pursuant to the Agreement. AEGLE's complaint seeks, among other things, three times the payment of such alleged fees and warrants and recovery of AEGLE's costs and expenses. We believe that the claims made by AEGLE in its complaint are without merit and we intend to vigorously defend ourselves against them. Arbitration in this matter is scheduled to begin in April 2023.

We may become a party to litigation in the normal course of business. In the opinion of management, there are no legal matters involving us that would have a material adverse effect upon our financial condition, results of operation or cash flows.